UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2008

Check here if Amendment |_|; Amendment Number:______________
  This Amendment (Check only one.):            |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ALLSTATE PENSION PLAN
             -------------------------------------------
             Address:  3075 SANDERS ROAD, SUITE G4A
             -------------------------------------------
             NORTHBROOK, IL.  60062-7127
             -------------------------------------------

             -------------------------------------------

Form 13F File Number:   28-05674

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        PAUL SCHUTT
             ------------------------------------------------------
             Title: ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
             ------------------------------------------------------
             Phone: 847-402-5169
             ------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/  PAUL SCHUTT                   NORTHBROOK,IL.            4/29/08
       -----------------------------   ----------------------     -------------
                 [Signature]              [City, State]             [Date]

Report Type (Check only one.):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               ONE
                                                 ------------------------------

Form 13F Information Table Entry Total:                  147
                                                 ------------------------------

Check here if Amendment |_|; Amendment Number:       192,277 (THOUSAND)
                                                 ------------------------------
                                                 |_| is a restatement.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number      Name

1      028-04302                 ALLSTATE INVESTMENT MANAGEMENT COMPANY
                                 -----------------------------------------------

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE PENSION PLAN

                                                              VALUE      SHRS OR  SH/   PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE CLASS         CUSIP    (x$1000)    PRN AMT  PRN   CALL  DISCRETION   MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                       COMMON          002824100     1,062     19,257   SH            DEFINED     1        X
AETNA INC.                        COMMON          00817Y108       820     19,478   SH            DEFINED     1        X
AFLAC INC.                        COMMON          001055102     1,357     20,900   SH            DEFINED     1        X
AGCO CORP.                        COMMON          001084102     1,715     28,645   SH            DEFINED     1        X
ALCOA INC                         COMMON          013817101       695     19,284   SH            DEFINED     1        X
ALTRIA GROUP  INC.                COMMON          02209S103       716     32,246   SH            DEFINED     1        X
AMERICAN INT'L. GRO               COMMON          026874107     1,428     33,023   SH            DEFINED     1        X
ANIXTER INTERNATIONAL INC         COMMON          035290105       222      3,471   SH            DEFINED     1        X
APACHE CORP.                      COMMON          037411105     1,995     16,509   SH            DEFINED     1        X
APPLE INC.                        COMMON          037833100     2,313     16,116   SH            DEFINED     1        X
APPLIED MATERIALS                 COMMON          038222105     1,486     76,141   SH            DEFINED     1        X
ARRIS GROUP INC                   COMMON          04269Q100       110     18,932   SH            DEFINED     1        X
AT&T INC                          COMMON          00206R102     3,720     97,122   SH            DEFINED     1        X
AXSYS TECHNOLOGIES                COMMON          054615109       534     10,700   SH            DEFINED     1        X
BANK OF AMERICA CORP              COMMON          060505104     3,995    105,378   SH            DEFINED     1        X
BARD (C.R.) INC.                  COMMON          067383109     1,350     14,000   SH            DEFINED     1        X
BB&T CORPORATION                  COMMON          054937107       211      6,582   SH            DEFINED     1        X
BECTON  DICKINSON                 COMMON          075887109     1,374     16,000   SH            DEFINED     1        X
BRISTOL-MYERS SQUIBB CO           COMMON          110122108       739     34,711   SH            DEFINED     1        X
BUCYRUS INTERNATIONAL INC CL A    COMMON          118759109       366      3,600   SH            DEFINED     1        X
BURLINGTON NORTHERN               COMMON          12189T104       203      2,200   SH            DEFINED     1        X
CALPINE CORP                      COMMON          131347304       653     35,446   SH            DEFINED     1        X
CATERPILLAR INC.                  COMMON          149123101     1,296     16,560   SH            DEFINED     1        X
CELGENE CORP.                     COMMON          151020104       864     14,102   SH            DEFINED     1        X
CHEVRON CORP.                     COMMON          166764100     1,608     18,834   SH            DEFINED     1        X
CHIPOTLE MEXICAN GRILL            COMMON          169656105       522      4,600   SH            DEFINED     1        X
CIA SIDERURGICA NACL ADR          COMMON          20440W105       342      9,500   SH            DEFINED     1        X
CISCO SYSTEMS                     COMMON          17275R102     2,288     94,994   SH            DEFINED     1        X
CITIGROUP INC                     COMMON          172967101     1,595     74,445   SH            DEFINED     1        X
CLEAN HARBORS                     COMMON          184496107       530      8,150   SH            DEFINED     1        X
CLEAR CHANNEL COMMU               COMMON          184502102       219      7,488   SH            DEFINED     1        X
CLEVELAND-CLIFFS, INC.            COMMON          185896107     1,281     10,695   SH            DEFINED     1        X
COCA COLA CO.                     COMMON          191216100     2,236     36,730   SH            DEFINED     1        X
COMPASS MINERALS INTERNATION      COMMON          20451N101       554      9,400   SH            DEFINED     1        X
CONOCOPHILLIPS                    COMMON          20825C104     1,867     24,497   SH            DEFINED     1        X
COVANCE INC                       COMMON          222816100       917     11,049   SH            DEFINED     1        X
COVIDIEN LTD.                     COMMON          G2552X108     1,094     24,722   SH            DEFINED     1        X
CVS CAREMARK CORP.                COMMON          126650100     2,156     53,214   SH            DEFINED     1        X
DEERE & CO.                       COMMON          244199105     2,168     26,956   SH            DEFINED     1        X
DEVON ENERGY CORP.                COMMON          25179M103     1,035      9,918   SH            DEFINED     1        X
DU PONT (E.I.)                    COMMON          263534109     1,233     26,365   SH            DEFINED     1        X
EDISON INT'L                      COMMON          281020107       818     16,689   SH            DEFINED     1        X
ENTERGY CORP NEW COM              COMMON          29364G103       909      8,335   SH            DEFINED     1        X
EOG RESOURCES                     COMMON          26875P101     1,632     13,602   SH            DEFINED     1        X
EXELON CORP.                      COMMON          30161N101     1,478     18,191   SH            DEFINED     1        X
EXXON MOBIL CORP.                 COMMON          30231G102     6,712     79,353   SH            DEFINED     1        X
FANNIE MAE                        COMMON          313586109       570     21,657   SH            DEFINED     1        X
FIRST MARBLEHEAD CORP             COMMON          320771108        84     11,306   SH            DEFINED     1        X
FIRST SOLAR                       COMMON          336433107     1,445      6,251   SH            DEFINED     1        X
FIRSTENERGY CORP                  COMMON          337932107     1,022     14,889   SH            DEFINED     1        X
FLOWSERVE CORPORATION             COMMON          34354P105       452      4,327   SH            DEFINED     1        X
FLUOR CORP. (NEW)                 COMMON          343412102       925      6,551   SH            DEFINED     1        X
FMC TECHNLOGIES INC               COMMON          30249U101       540      9,485   SH            DEFINED     1        X
FREEPORT-MCMORAN CP               COMMON          35671D857       702      7,300   SH            DEFINED     1        X
FTI CONSULTING INC                COMMON          302941109       384      5,400   SH            DEFINED     1        X
GAMESTOP CORP.                    COMMON          36467W109       355      6,870   SH            DEFINED     1        X
GENENTECH INC                     COMMON          368710406       260      3,200   SH            DEFINED     1        X
GENERAL ELECTRIC                  COMMON          369604103     5,900    159,403   SH            DEFINED     1        X
GENZYME CORP.                     COMMON          372917104       638      8,561   SH            DEFINED     1        X
GILEAD SCIENCES                   COMMON          375558103     2,039     39,569   SH            DEFINED     1        X
GOLDMAN SACHS GROUP               COMMON          38141G104     1,385      8,376   SH            DEFINED     1        X
GREY WOLF INC                     COMMON          397888108       116     17,154   SH            DEFINED     1        X
HALLIBURTON CO.                   COMMON          406216101     1,023     26,016   SH            DEFINED     1        X
HEWLETT-PACKARD                   COMMON          428236103       320      7,000   SH            DEFINED     1        X
HOME DEPOT INC                    COMMON          437076102       866     30,965   SH            DEFINED     1        X
HUDSON CITY BANCORP               COMMON          443683107     1,075     60,800   SH            DEFINED     1        X
INTEL CORP.                       COMMON          458140100       604     28,500   SH            DEFINED     1        X
INTERCONTINENTALEXC               COMMON          45865V100       706      5,412   SH            DEFINED     1        X
INTERNATIONAL BUS.                COMMON          459200101     3,194     27,737   SH            DEFINED     1        X
INTUITIVE SURGICAL INC            COMMON          46120E602     1,703      5,252   SH            DEFINED     1        X
ISHARES DJ US REGIONAL BANKS      COMMON          464288778     1,118     31,682   SH            DEFINED     1        X
JACOBS ENGINEERING                COMMON          469814107       809     10,998   SH            DEFINED     1        X
JOHNSON & JOHNSON                 COMMON          478160104     3,218     49,608   SH            DEFINED     1        X
JOY GLOBAL INC                    COMMON          481165108       508      7,800   SH            DEFINED     1        X
JPMORGAN CHASE & COMPANY          COMMON          46625H100     2,329     54,228   SH            DEFINED     1        X
JUNIPER NETWORKS                  COMMON          48203R104       658     26,305   SH            DEFINED     1        X
KRAFT FOODS INC-A                 COMMON          50075N104     1,024     33,026   SH            DEFINED     1        X
LILLY ELI & CO COM                COMMON          532457108       783     15,176   SH            DEFINED     1        X
LKQ CORP                          COMMON          501889208       371     16,500   SH            DEFINED     1        X
LOEWS CORP                        COMMON          540424108       272      6,752   SH            DEFINED     1        X
LUNDIN MINING CORP                COMMON          550372106        90     13,214   SH            DEFINED     1        X
MACYS INC                         COMMON          55616P104       380     16,472   SH            DEFINED     1        X
MANITOWOC CO.                     COMMON          563571108       861     21,100   SH            DEFINED     1        X
MARATHON OIL CORP.                COMMON          565849106       464     10,181   SH            DEFINED     1        X
MASTERCARD                        COMMON          57636Q104     1,718      7,704   SH            DEFINED     1        X
MCDONALD'S CORP.                  COMMON          580135101       477      8,545   SH            DEFINED     1        X
MECHEL ADR                        COMMON          583840103       330      2,900   SH            DEFINED     1        X
MEMC ELECTRONIC MAT               COMMON          552715104     1,071     15,100   SH            DEFINED     1        X
MERCK & CO.                       COMMON          589331107     1,350     35,574   SH            DEFINED     1        X
MERRILL LYNCH & CO., INC.         COMMON          590188108       740     18,157   SH            DEFINED     1        X
METLIFE INC.                      COMMON          59156R108       742     12,314   SH            DEFINED     1        X
MICROSOFT CORP.                   COMMON          594918104     3,355    118,215   SH            DEFINED     1        X
MONEYGRAM INTERNATIONAL INC       COMMON          60935Y109        88     47,115   SH            DEFINED     1        X
MONSANTO CO.                      COMMON          61166W101     1,187     10,642   SH            DEFINED     1        X
MORGAN STANLEY                    COMMON          617446448       878     19,221   SH            DEFINED     1        X
MOSAIC COMPANY                    COMMON          61945A107     2,769     26,984   SH            DEFINED     1        X
NETFLIX INC                       COMMON          64110L106     1,911     55,161   SH            DEFINED     1        X
NEW MARKET CORP                   COMMON          651587107       438      5,800   SH            DEFINED     1        X
NEWFIELD EXPLORATION CORP         COMMON          651290108       838     15,847   SH            DEFINED     1        X
NIKE INC.                         COMMON          654106103     1,356     19,943   SH            DEFINED     1        X
NUCOR CORP.                       COMMON          670346105     1,568     23,143   SH            DEFINED     1        X
OCCIDENTAL PETROLEU               COMMON          674599105     1,202     16,422   SH            DEFINED     1        X
ORACLE CORP.                      COMMON          68389X105     2,085    106,587   SH            DEFINED     1        X
P P G INDUSTRIES, INC.            COMMON          693506107       559      9,238   SH            DEFINED     1        X
PAREXEL INTERNATIONAL CORP        COMMON          699462107       318     12,200   SH            DEFINED     1        X
PEPSICO INC.                      COMMON          713448108     1,256     17,397   SH            DEFINED     1        X
PERRIGO COMPANY                   COMMON          714290103       370      9,800   SH            DEFINED     1        X
PETROLEO BRASILEIRO SA ADR        COMMON          71654V408       827      8,100   SH            DEFINED     1        X
PFIZER INC COM STK USD0.          COMMON          717081103     1,645     78,576   SH            DEFINED     1        X
PRICELINE.COM                     COMMON          741503403       387      3,200   SH            DEFINED     1        X
PROCTER & GAMBLE                  COMMON          742718109     1,948     27,800   SH            DEFINED     1        X
QUALCOMM INC.                     COMMON          747525103     1,747     42,600   SH            DEFINED     1        X
QUESTAR CORP.                     COMMON          748356102       865     15,290   SH            DEFINED     1        X
QUICKSILVER RESOURCES INC         COMMON          74837R104       827     22,626   SH            DEFINED     1        X
RANGE RESOURCES COR               COMMON          75281A109       528      8,325   SH            DEFINED     1        X
SADIA SA                          COMMON          786326108     1,229     69,100   SH            DEFINED     1        X
SALESFORCE COM INC                COMMON          79466L302       663     11,464   SH            DEFINED     1        X
SIGMA-ALDRICH                     COMMON          826552101       597     10,000   SH            DEFINED     1        X
SPDR S&P DEP RCPT TRADES
 AND QUOTES                       COMMON          78462F103       206      1,558   SH            DEFINED     1        X
SPRINT NEXTEL CORP                COMMON          852061100        73     10,970   SH            DEFINED     1        X
STEEL DYNAMICS INC                COMMON          858119100       466     14,096   SH            DEFINED     1        X
TIME WARNER INC.                  COMMON          887317105       236     16,862   SH            DEFINED     1        X
TJX COMPANIES INC.                COMMON          872540109     1,162     35,152   SH            DEFINED     1        X
TRAVELERS COMPANIES INC           COMMON          89417E109       685     14,317   SH            DEFINED     1        X
TYCO ELECTRONICS LTD SHS          COMMON          G9144P105       709     20,648   SH            DEFINED     1        X
U.S. BANCORP                      COMMON          902973304     1,439     44,464   SH            DEFINED     1        X
ULTRA FINL PROSHARES              COMMON          74347R743     1,475     49,405   SH            DEFINED     1        X
UNION PAC CORP                    COMMON          907818108       563      4,488   SH            DEFINED     1        X
UNITED MICROELEC SPON ADR
 REP 5 ORD TWD10                  COMMON          910873405       223     65,900   SH            DEFINED     1        X
URBAN OUTFITTERS INC              COMMON          917047102     1,138     36,303   SH            DEFINED     1        X
VALERO ENERGY                     COMMON          91913Y100       700     14,256   SH            DEFINED     1        X
VANGUARD MIDCAP GROWTH INDEX      COMMON          922908538    14,245    252,300   SH            DEFINED     1        X
VANGUARD SMALLCAP GRWTH ETF       COMMON          922908595    10,050    159,900   SH            DEFINED     1        X
VERIZON COMMUNICATIONS            COMMON          92343V104     1,487     40,799   SH            DEFINED     1        X
VIMPEL COMMUNICATI SPON
 ADR 4 REP 3 ORD RUB              COMMON          68370R109       646     21,600   SH            DEFINED     1        X
WACHOVIA CORP NEW COM             COMMON          929903102       945     35,011   SH            DEFINED     1        X
WAL-MART STORES                   COMMON          931142103     2,206     41,874   SH            DEFINED     1        X
WELLS FARGO & CO                  COMMON          949746101     1,773     60,942   SH            DEFINED     1        X
WYETH                             COMMON          983024100       824     19,728   SH            DEFINED     1        X
XTO ENERGY INC.                   COMMON          98385X106     2,125     34,352   SH            DEFINED     1        X
ACE LIMITED                       COMMON FOREIGN  G0070K103       462      8,384   SH            DEFINED     1        X
NABORS INDUSTRIES L               COMMON FOREIGN  G6359F103       645     19,095   SH            DEFINED     1        X
POTASH CORP OF SASKATCHEWAN       COMMON FOREIGN  73755L107     2,906     18,724   SH            DEFINED     1        X
RESEARCH IN MOTION                COMMON FOREIGN  760975102     1,851     16,496   SH            DEFINED     1        X
TEVA PHARMACEUTICAL-ADR           COMMON FOREIGN  881624209     2,314     50,100   SH            DEFINED     1        X
TRANSOCEAN INC. (NE               COMMON FOREIGN  G90073100     1,175      8,688   SH            DEFINED     1        X

DIEBOLD, INC.                     COMMON          253651953        75      2,000   SH   PUT      DEFINED     1        X

"STOCK"                                                 146   192,201  4,110,655


OPTIONS                                                   1        75      2,000


REPORT TOTALS                                           147   192,277  4,112,655